Redeemable Convertible Preferred Stock - Narrative (Details) - USD ($) $ in Thousands	Oct. 13, 2024	Jul. 21, 2024	Apr. 28, 2024		Dec. 29, 2023	Dec. 28, 2023	Oct. 15, 2023		Jul. 23, 2023		Apr. 30, 2023		Apr. 24, 2022
Temporary Equity [Line Items]
Temporary equity, shares outstanding (in shares)	0	0	0	[1]			20,989,710	[2]	20,851,710	[2]	18,863,090	[1],[2]	18,644,339	[1]
Temporary equity, carrying amount	$ 0	$ 0	$ 0				$ 75,262		$ 73,488		$ 53,468		$ 52,218
Preferred Stock (as converted to common stock)
Temporary Equity [Line Items]
Temporary equity, shares issued (in shares)							11,054,593
Temporary equity, shares outstanding (in shares)							11,054,593
Temporary equity, carrying amount							$ 75,262
Temporary equity, liquidation value							$ 114,663
Class A Common Stock | Scenario 1
Temporary Equity [Line Items]
Conversion ratio					1.8486	1.8486
Class A Common Stock | Banyan Acquisition Corporation
Temporary Equity [Line Items]
Conversion ratio					2.5	2.5

[1]	The number of shares of Redeemable Convertible Preferred Stock and Common Stock issued and outstanding prior to the Reverse Recapitalization have been retroactively adjusted by the Exchange Ratios to give effect to the Reverse Recapitalization. See Note 3.
[2]	The number of shares of Redeemable Convertible Preferred Stock and Common Stock issued and outstanding prior to the Reverse Recapitalization have been retroactively adjusted by the Exchange Ratios to give effect to the Reverse Recapitalization. See Note 2.